Commitments, Contingencies and Guarantees - Schedule Of Non Cancelable Agreements Future Minimum Payment Due (Detail) $ in Millions	Mar. 31, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2027	$ 53.6
2028	25.3
2029	8.3
2030	2.5
2031	2.5
Thereafter	0.8
Total future minimum payments	$ 93.0